Clients and other receivable (Tables)	12 Months Ended
Dec. 31, 2018
Clients and other receivable [Abstract]
Clients and other receivable
Clients and other receivable as of December 31, 2018 and 2017, consist of the following:

	Balance as of December 31,
	2018	2017
Trade receivables	163,856	186,728
Tax receivables	54,959	39,607
Prepayments	5,521	6,375
Other accounts receivable	12,059	11,739
Total	236,395	244,449

Trade receivables in foreign currency
Trade receivables in foreign currency as of December 31, 2018 and 2017, are as follows:

	Balance as of December 31,
	2018	2017
Euro	91,303	109,165
Rand	25,193	23,792
Other	9,884	7,363
Total	126,380	140,320

Maturity of trade receivables	The following table shows the maturity of Trade receivables as of December 31, 2018 and 2017:
	Balance as of December 31,
	2018	2017

Up to 3 months	163,856	186,728
Total	163,856	186,728